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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC 25 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 9.0%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	101,903	$3,856,010
Verizon Communications, Inc.	70,786	4,272,643
		8,128,653
Entertainment - 3.9%
Walt Disney Company (The)	46,742	6,091,417

Consumer Discretionary - 9.5%
Hotels, Restaurants & Leisure - 4.7%
McDonald's Corporation	34,655	7,440,775

Specialty Retail - 4.8%
Home Depot, Inc. (The)	32,575	7,558,051

Consumer Staples - 11.8%
Beverages - 2.9%
PepsiCo, Inc.	33,995	4,660,715

Food & Staples Retailing - 5.7%
Kroger Company (The)	117,971	3,041,293
Walmart, Inc.	50,677	6,014,346
		9,055,639
Household Products - 3.2%
Procter & Gamble Company (The)	40,130	4,991,369

Energy - 5.8%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	25,000	854,250

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corporation	41,320	4,900,552
Exxon Mobil Corporation	49,563	3,499,643
		8,400,195
Financials - 15.6%
Banks - 5.3%
M&T Bank Corporation	26,440	4,176,727
PNC Financial Services Group, Inc. (The)	30,000	4,204,800
		8,381,527
Capital Markets - 5.8%
BlackRock, Inc.	12,784	5,697,062

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Capital Markets - 5.8% (Continued)
Northern Trust Corporation	36,500	$3,406,180
		9,103,242
Insurance - 4.5%
Marsh & McLennan Companies, Inc.	39,500	3,951,975
Prudential Financial, Inc.	35,500	3,193,225
		7,145,200
Health Care - 16.3%
Health Care Equipment & Supplies - 7.4%
Becton, Dickinson and Company	26,025	6,583,284
Medtronic plc	47,000	5,105,140
		11,688,424
Pharmaceuticals - 8.9%
Bristol-Myers Squibb Company	91,363	4,633,018
Johnson & Johnson	34,670	4,485,604
Merck & Company, Inc.	60,290	5,075,212
		14,193,834
Industrials - 14.9%
Aerospace & Defense - 2.7%
United Technologies Corporation	31,010	4,233,485

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	50,000	4,327,500

Machinery - 7.5%
Caterpillar, Inc.	41,780	5,277,232
Deere & Company	38,694	6,526,904
		11,804,136
Road & Rail - 2.0%
Union Pacific Corporation	20,000	3,239,600

Information Technology - 12.4%
Semiconductors & Semiconductor Equipment - 7.5%
Intel Corporation	102,465	5,280,021
Texas Instruments, Inc.	50,865	6,573,793
		11,853,814
Software - 4.9%
Microsoft Corporation	55,425	7,705,738

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Materials - 1.7%
Chemicals - 1.7%
Dow, Inc.	23,291	$1,109,816
DuPont de Nemours, Inc.	23,291	1,660,881
		2,770,697
Utilities - 2.6%
Multi-Utilities - 2.6%
Dominion Energy, Inc.	50,743	4,112,213

Total Common Stocks (Cost $95,642,147)		$157,740,474

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.83% (a) (Cost $719,771)	719,771	$719,771

Total Investments at Value - 100.1% (Cost $96,361,918)		$158,460,245

Liabilities in Excess of Other Assets - (0.1%)		(168,992)

Net Assets - 100.0%		$158,291,253

(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 34.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	11/30/19	$250,000	$249,872
U.S. Treasury Notes	1.875%	12/15/20	250,000	250,225
U.S. Treasury Notes	2.375%	03/15/21	250,000	252,227
U.S. Treasury Notes	2.125%	06/30/22	1,000,000	1,014,492
U.S. Treasury Notes	1.625%	02/15/26	700,000	700,273
U.S. Treasury Notes	1.625%	05/15/26	650,000	650,305
U.S. Treasury Notes	2.000%	11/15/26	500,000	512,754
Total U.S. Treasury Obligations (Cost $3,528,957)				$3,630,148

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.3%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 18.9%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$520,631
Federal Farm Credit Bank	2.040%	02/10/25	100,000	99,802
Federal Farm Credit Bank	2.370%	05/01/25	300,000	310,877
Federal Farm Credit Bank	2.360%	06/16/25	310,000	309,806
Federal Farm Credit Bank	2.240%	07/06/27	500,000	495,036
Federal Farm Credit Bank	2.500%	07/12/27	250,000	250,007
				1,986,159
Federal Home Loan Bank - 19.0%
Federal Home Loan Bank	1.500%	10/27/22	500,000	499,572
Federal Home Loan Bank	2.125%	03/10/23	150,000	152,617
Federal Home Loan Bank	1.500%	07/27/28	1,000,000	998,554
Federal Home Loan Bank	2.570%	10/06/31	345,000	345,009
				1,995,752
Federal Home Loan Mortgage Corporation - 1.4%
Federal Home Loan Mortgage Corporation	1.500%	10/27/23	150,000	149,980

Private Export Funding Corporation - 3.5%
Private Export Funding Corporation	4.300%	12/15/21	350,000	368,178

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.3% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Department of Housing and Urban Development - 1.5%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	$150,000	$152,569

Total U.S. Government Agency Obligations (Cost $4,545,551)				$4,652,638

MORTGAGE-BACKED SECURITIES - 0.5%	Coupon	Maturity	Par Value	Value
Commercial - 0.0% (a)
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21	0.000%(b)	10/01/44	$60,355,190	$604

Federal Home Loan Mortgage Corporation - 0.3%
FHLMC, Pool #J13584	3.500%	11/01/25	16,901	17,483
FHLMC, Series 1963	7.500%	01/01/27	11,115	12,598
				30,081
Federal National Mortgage Association - 0.2%
FNMA, Pool #899237	5.000%	03/01/22	1,566	1,616
FNMA, Series 2002-93	6.500%	03/01/32	14,877	17,309
				18,925

Total Mortgage-Backed Securities (Cost $45,075)				$49,610

CORPORATE BONDS - 17.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.0%
Dollar Tree, Inc.	4.000%	05/15/25	$150,000	$158,936
NVR, Inc.	3.950%	09/15/22	150,000	156,434
				315,370
Consumer Staples - 1.6%
Dollar General Corporation	4.125%	05/01/28	150,000	164,021

Financials - 5.4%
Citigroup, Inc.	2.700%	10/27/22	150,000	152,222
Finial Holdings, Inc.	7.125%	10/15/23	250,000	289,750
First American Financial Advisors, Inc.	4.300%	02/01/23	125,000	129,727
				571,699

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 17.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.5%
Cigna Corporation	3.250%	04/15/25	$150,000	$154,441

Industrials - 2.9%
Mueller Industries, Inc.	6.000%	03/01/27	150,000	151,500
Textron, Inc. (3MO LIBOR + 55)	3.095%(b)	11/10/20	150,000	149,933
				301,433
Information Technology - 1.6%
S&P Global, Inc.	4.400%	02/15/26	150,000	167,538

Materials - 1.4%
Mosaic Company	3.250%	11/15/22	150,000	153,256

Total Corporate Bonds (Cost $1,757,890)				$1,827,758

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.83% (c) (Cost $280,675)	280,675	$280,675

Total Investments at Value - 99.5% (Cost $10,158,148)		$10,440,829

Other Assets in Excess of Liabilities - 0.5%		54,618

Net Assets - 100.0%		$10,495,447

IO - Interest only strip.  Par value shown is the notional value, not a true par value.

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 70.6%	Shares	Value
Brazil - 3.1%
Ambev S.A. - ADR	32,010	$147,886
Banco Bradesco S.A. - ADR	20,782	169,166
TIM Participacoes S.A. - ADR	7,700	110,572
		427,624
Chile - 2.3%
Empresa Nacional de Telecomunicaciones S.A. (b)	17,614	154,463
Viña Concha y Toro S.A.	79,500	158,008
		312,471
China - 4.6%
China Petroleum & Chemical Corporation - ADR	1,600	93,920
China Yangtze Power Company Ltd. - Class A (a)	80,000	204,257
PetroChina Company Ltd. - ADR	4,176	212,183
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	108,231
		618,591
Colombia - 1.0%
Grupo de Inversiones Suramericana S.A.	14,983	141,870

Hong Kong - 18.0%
Beijing Enterprises Holdings Ltd. (a)	41,000	188,653
BOC Hong Kong Holdings Ltd. (a)	60,000	203,593
China Overseas Land & Investment Ltd. (a)	59,000	185,626
China Resources Beer Holdings Company Ltd. (a)	104,000	551,011
China Resources Land Ltd. (a)	68,000	284,827
CITIC Ltd. (a)	107,000	135,067
Hengan International Group Company Ltd. (a)	39,000	255,553
Lenovo Group Ltd. - ADR	8,206	108,648
Shanghai Industrial Holdings Ltd. (a)	69,000	128,555
Shanghai Industrial Urban Development Group Ltd. (a)	69,000	8,710
Sino Biopharmaceutical Ltd. (a)	148,500	188,546
Tingyi (Cayman Islands) Holding Corporation (a)	148,000	208,357
		2,447,146
India - 1.6%
HDFC Bank Ltd. - ADR	3,774	215,307

Indonesia - 4.1%
Indofood Sukses Makmur Tbk. (a)	277,700	150,769
Semen Indonesia Persero Tbk. (a)	263,100	214,176
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	196,137
		561,082

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 70.6% (Continued)	Shares	Value
Korea (Republic of) - 8.6%
AmorePacific Group (a)	710	$38,711
DB Insurance Company Ltd. (a)	2,159	92,802
Korea Gas Corporation (a)	3,880	128,090
KT Corporation - ADR	11,956	135,222
LG Corporation	3,275	191,257
POSCO - ADR	2,676	126,200
Samsung Electronics Company Ltd. (a)	9,400	384,071
Samsung Fire & Marine Insurance Company Ltd. (a)	370	68,796
		1,165,149
Malaysia - 4.8%
CIMB Group Holdings Berhad (a)	238,943	287,037
Genting Berhad (a)	84,200	115,465
Malayan Banking Berhad (a)	119,665	243,092
		645,594
Mexico - 2.8%
América Móvil S.A.B. de C.V. - Class L - ADR	15,817	235,041
Coca-Cola Femsa S.A.B. de C.V.	23,837	145,001
		380,042
Netherlands - 0.7%
Prosus N.V. - ADR (b)	6,285	91,573

Philippines - 2.5%
Aboitiz Equity Ventures, Inc. (a)	87,350	89,423
Altus San Nicolas Corporation (b)(c)	4,407	414
Robinsons Land Corporation (a)	228,364	108,039
Universal Robina Corporation (a)	45,370	136,556
		334,432
South Africa - 4.0%
Liberty Holdings Ltd.	16,865	125,148
Naspers Ltd. - Class N - ADR	6,285	188,299
Sasol Ltd. - ADR	4,502	76,579
Shoprite Holdings Ltd. - ADR	8,803	71,040
Shoprite Holdings Ltd. (a)	10,000	80,969
		542,035
Taiwan Province of China - 9.3%
Cheng Shin Rubber Industry Company Ltd. (a)	54,000	79,625
Compal Electronics, Inc. (a)	238,000	137,170
CTCI Corporation (a)	156,000	209,415
Delta Electronics, Inc. (a)	39,100	166,876
Giant Manufacturing Company Ltd. (a)	21,000	142,695
President Chain Store Corporation (a)	29,000	270,789

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 70.6% (Continued)	Shares	Value
Taiwan Province of China - 9.3% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,575	$259,126
		1,265,696
Thailand - 2.0%
Charoen Pokphand Foods plc (a)	309,000	265,161

United States - 1.2%
Southern Copper Corporation	4,890	166,896

Total Common Stocks (Cost $9,446,118)		$9,580,669

PREFERRED STOCKS - 6.7%	Shares	Value
Brazil – 5.0%
Companhia Brasileira de Distribuição - ADR (e)	7,000	$134,610
Companhia Paranaense de Energia-Copel - ADR (e)	15,000	180,150
Itau Unibanco Holding S.A. - ADR (e)	28,905	243,091
Telefonica Brasil S.A. - ADR (e)	8,850	116,555
		674,406
Russian Federation - 1.7%
Surgutneftegaz PJSC - ADR (e)	39,980	227,086

Total Preferred Stocks (Cost $751,744)		$901,492

EXCHANGE-TRADED FUNDS - 17.5%	Shares	Value
Columbia India Consumer ETF	11,000	$454,730
iShares China Large-Cap ETF	7,500	298,500
iShares MSCI India ETF	26,800	899,676
iShares MSCI Japan ETF	2,750	156,035
iShares MSCI Taiwan ETF	4,429	161,039
VanEck Vectors India Small-Cap Index ETF	1,890	61,614
VanEck Vectors Vietnam ETF	20,900	340,879
Total Exchange-Traded Funds (Cost $2,349,451)		$2,372,473

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.83% (f) (Cost $676,586)	676,586	$676,586

Total Investments at Value - 99.8% (Cost $13,223,899)		$13,531,220

Other Assets in Excess of Liabilities - 0.2%		33,393

Net Assets - 100.0%		$13,564,613

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	Illiquid security. The total value of such securities is $414 as of September 30, 2019, representing 0.0% (g) of net assets.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $414 as of September 30, 2019, representing 0.0% (g) of net assets.
(e)	Security has a perpetual maturity date.
(f)	The rate shown is the 7-day effective yield as of September 30, 2019.
(g)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SUMMARY OF COMMON STOCKS & PREFERRED STOCKS BY

SECTOR AND INDUSTRY

September 30, 2019 (Unaudited)

Sector/Industry	% of Net Assets
Communication Services - 8.4%
Diversified Telecommunication Services	3.3%
Media	1.4%
Wireless Telecommunication Services	3.7%
Consumer Discretionary - 3.2%
Auto Components	0.6%
Hotels, Restaurants & Leisure	0.9%
Internet & Direct Marketing Retail	0.7%
Leisure Products	1.0%
Consumer Staples - 19.3%
Beverages	7.4%
Food & Staples Retailing	4.1%
Food Products	5.6%
Personal Products	2.2%
Energy - 4.5%
Oil, Gas & Consumable Fuels	4.5%
Financials - 13.2%
Banks	10.0%
Diversified Financial Services	1.1%
Insurance	2.1%
Health Care - 1.4%
Pharmaceuticals	1.4%
Industrials - 5.6%
Construction & Engineering	1.6%
Industrial Conglomerates	4.0%
Information Technology - 7.8%
Electronic Equipment, Instruments & Components	1.2%
Semiconductors & Semiconductor Equipment	1.9%
Technology Hardware, Storage & Peripherals	4.7%
Materials - 4.5%
Chemicals	0.8%
Construction Materials	1.6%
Metals & Mining	2.1%
Real Estate - 4.3%
Real Estate Management & Development	4.3%

CUTLER EMERGING MARKETS FUND

SUMMARY OF COMMON STOCKS & PREFERRED STOCKS BY

SECTOR AND INDUSTRY (Continued)

Sector/Industry	% of Net Assets
Utilities - 5.1%
Electric Utilities	1.3%
Gas Utilities	2.3%
Independent Power and Renewable Electricity Producers	1.5%
77.3%

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies, other than exchange-traded funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Cutler Investment Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 because the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2019 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$157,740,474	$-	$-	$157,740,474
Money Market Funds	719,771	-	-	719,771
Total	$158,460,245	$-	$-	$158,460,245

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,630,148	$-	$3,630,148
U.S. Government Agency Obligations	-	4,652,638	-	4,652,638
Mortgage-Backed Securities	-	49,610	-	49,610
Corporate Bonds	-	1,827,758	-	1,827,758
Money Market Funds	280,675	-	-	280,675
Total	$280,675	$10,160,154	$-	$10,440,829

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,627,773	$5,952,482	$414	$9,580,669
Preferred Stocks	901,492	-	-	901,492
Exchange-Traded Funds	2,372,473	-	-	2,372,473
Money Market Funds	676,586	-	-	676,586
Total	$7,578,324	$5,952,482	$-	$13,531,220

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities held by Cutler Equity Fund and Cutler Fixed Income Fund as of or during the period ended September 30, 2019.

The following is a reconciliation of Level 3 instruments of Cutler Emerging Markets Fund for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2019:

Investments in Securities	Value as of June 30, 2019	Received via Corporate Action	Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2019
Common stocks	$-	$428	$-	$-	$(14)	$414

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments of Cutler Emerging Markets Fund.

	Fair Value at September 30, 2019	Valuation Technique	Unobservable Input	Value	Weigted Average of Unobservable Inputs
Common Stocks	$414	Amortized cost	N/A	N/A	N/A

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2019:

	Cutler Equity Fund	Cutler Fixed Income Fund	Emerging Markets Fund
Cost of portfolio investments	$96,373,620	$10,212,007	$13,258,509

Gross unrealized appreciation	$65,977,603	$253,243	$1,453,241
Gross unrealized depreciation	(3,890,978)	(24,421)	(1,180,530)

Net unrealized appreciation	$62,086,625	$228,822	$272,711

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund and Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

4. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the investment adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	November 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	November 1, 2019

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	November 1, 2019

*	Print the name and title of each signing officer under his or her signature.